                                                           400 Bellevue Parkway
                                                                      4th Floor
                                                           Wilmington, DE 19809
                                                                   302-793-8100
                                                                    www.pif.com
PROVIDENT LOGO


                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                                                                  March 4, 1999

Dear Shareholder:

  We are pleased to present the Semi-Annual Report to Shareholders of New York Money Fund for the period ended January 31, 1999.

  Commentary of New York's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

  We would like to thank our shareholders for a successful proxy which resulted in the reorganization of the Provident Institutional Funds into a single Delaware business trust.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                      Sincerely,

Rodney Johnson signature

                                      Rodney D. Johnson
                                        Chairman

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                 Semi-Annual Report of the Investment Adviser

The State of New York rolled into budget season this year with a powerful momentum from continuing fiscal reform and is projected to record a budget surplus of approximately $1.8 billion, the fourth consecutive year of surplus. The strategy of moving toward "smaller, smarter government" and a friendlier business climate, aided by a strong national economy, continued to produce positive dividends for the State. Private sector job creation is at an all time high, welfare rolls are down, and New Yorkers have seen tax relief through a broad spectrum of tax cuts, including reductions in income taxes, business taxes and property taxes. The current budget proposal submitted by the Pataki administration, recognizing the vulnerability of the State progress to a slowdown in the economy, provides for spending increases below the projected rate of inflation and a reduction of long-term debt.

The performance of New York City mirrored that of the State. The City economy continued to grow at an impressive rate. Gross city product increased an estimated 3.2% and private sector job creation exceeded 84,000 jobs in calendar year 1998, a record gain. The City has produced substantial budget surpluses for three years running with the current plan estimating a $1.6 billion surplus for 1999. The City, like the State, remains at risk from any slowdown or recession in the national economy and Mayor Giuliani, in his announcement of the City's current financial plan, reaffirmed his administration's commitment to tax reduction to stimulate growth and to keeping spending below the rate of inflation.

Demand for short-term tax-exempt paper has been strong throughout the current period as tax-exempt money market fund assets have grown. General market paper at attractive rates has been in very limited supply in the New York market. Fewer, and smaller, note offerings along with credit quality related maturity restrictions on some letter of credit banks have combined to move the Fund's average weighted maturity lower. The overall level of rates and the flatness of the yield curve have offered little incentive to extend, and the use of tax-exempt commercial paper and mid-range maturities has increased. The credit background, particularly the situation in Asia, continues to be monitored closely, with ongoing adjustments being made as the situation develops. The Fund is pleased to report that it achieved a number one ranking in the Lipper Analytical Performance Rankings for the ten-year period ended December 31, 1998. Total net assets on January 31, 1999, stood at $345,277,190.

                                         BlackRock Institutional Management
                                          Corporation

                              New York Money Fund
                     Municipal Fund for New York Investors
                            Statement of Net Assets
                                January 31, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

NEW YORK--88.4%
 Babylon IDA Resource Recovery RB (Ogden Martin Project) DN (FSA
  Insurance) (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99 $ 3,200 $  3,200,000
 City of New York GO DN (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99     650      650,000
 City of New York GO DN (Kredietbank LOC) (VMIG-1)**
 3.20%...........................................  02/01/99   2,600    2,600,000
 City of New York GO DN (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99   5,750    5,750,000
 City of New York GO DN (Morgan Guaranty LOC) (A-1)**
 3.30%...........................................  02/01/99   2,000    2,000,000
 City of New York GO Series A-7 DN
  (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99     900      900,000
 City of New York GO Series B DN
  (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99   2,150    2,150,000
 City of New York GO Series B DN (FGIC Insurance) (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99     200      200,000
 City of New York GO Series B-4 DN (Union Bank of Switzerland LOC)
  (A-1, VMIG-1)**
 3.20%...........................................  02/01/99     800      800,000
 City of New York GO Series B-5 DN
  (MBIA Insurance) (A-1+, VMIG-1)**
 3.20%...........................................  02/01/99   1,185    1,185,000
 City of New York GO Series D-22 DN
  (FGIC Insurance) (A-1+, VMIG-1)**
 2.70%...........................................  02/07/99   5,800    5,800,000
 City of New York GO Series E-4 DN (State Street Bank & Trust Co.
  LOC) (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99   1,400    1,400,000
 City of New York GO Series E-5 DN
  (Morgan Guaranty LOC) (A-1, VMIG-1)**
 3.30%...........................................  02/01/99     500      500,000
 City of New York GO Series E-5 DN
  (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 3.30%...........................................  02/01/99   1,700    1,700,000

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

 City of New York GO Series 1995F DN (Union Bank of Switzerland
  LOC) (A-1+, P-1)**
 2.60%...........................................  02/07/99 $   300 $    300,000
 City of New York GO Series 1995F-2 DN
  (Toronto Dominion LOC) (A-1+, VMIG-1)**
 2.55%...........................................  02/07/99     500      500,000
 City of New York GO Series 1995F-3 DN (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1, VMIG-1)**
 2.55%...........................................  02/07/99   2,300    2,300,000
 City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1+, VMIG-1)**
 2.50%...........................................  02/07/99   1,400    1,400,000
 City of New York GO Series 1995F-6 DN
  (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 2.55%...........................................  02/07/99   2,900    2,900,000
 City of New York Health & Hospital Corporation RB Series C DN
  (Toronto Dominion LOC)
  (A-1+, VMIG-1)**
 2.40%...........................................  02/07/99   3,700    3,700,000
 City of New York Health & Hospital Corporation RB Series 1997A DN
  (Morgan Guaranty LOC)
  (A-1+, VMIG-1)**
 2.50%...........................................  02/07/99  10,100   10,100,000
 City of New York Housing Development Corporation (Columbus Gardens
  Project) Series 1993A DN (Citibank LOC) (A-1)**
 2.45%...........................................  02/07/99   2,985    2,985,000
 City of New York Housing Development Corporation (Queenswood
  Apartment Project) DN (National City Bank of Cleveland LOC)
  (VMIG-1)**
 2.55%...........................................  02/07/99   1,325    1,325,000
 City of New York Housing Development Corporation Multifamily
  Housing RB (Carnegie Park) Series 1997A DN (Federal National
  Mortgage Association) (A-1+)**
 2.45%...........................................  02/07/99   8,000    8,000,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Parkgate Development Project) Series 1998A DN
  (Federal National Mortgage Association) (A-1+)**
 2.40%...........................................  02/07/99   5,000    5,000,000

                              New York Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

NEW YORK (Continued)
 City of New York Municipal Assistance Corporation (Public Benefit
  Corporation of The State of New York) Series 1991K-1 DN
  (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99 $ 9,100 $  9,100,000
 City of New York Municipal Assistance Corporation Trust Receipts
  Series A-11 DN
  (National Westminster LOC) (VMIG-1)**
 3.10%...........................................  02/07/99   2,500    2,500,000
 City of New York Municipal Water & Sewer System Finance Authority
  RB Series 1995A DN
  (FGIC Insurance) (A-1+, VMIG-1)**
 3.25%...........................................  02/01/99   1,000    1,000,000
 City of New York Municipal Water Finance Authority TECP
  (Westdeutsche Landesbank Girozentrale LOC) (A-1, P-1)
 2.80%...........................................  02/26/99   4,000    4,000,000
 City of New York Tender Option Bonds DN
  (MBIA Insurance) (VMIG-1)**
 2.99%...........................................  02/07/99   7,000    7,000,000
 City of New York Transitional Finance Authority RB Series A DN
  (Banc One N.A. LOC) (A-1+C)**
 3.04%...........................................  02/07/99  15,475   15,475,000
 City of New York Transitional Finance Authority RB Series C DN
  (Bayerische Landesbank Girozentrale LOC)** (A-1+, VMIG-1)
 3.15%...........................................  02/01/99   1,400    1,400,000
 City of New York Transitional Finance Authority Future Tax Secured
  Bonds Series 1999A DN
  (Bank of Nova Scotia LOC) (VMIG-1)**
 2.35%...........................................  02/07/99   3,600    3,600,000
 Dormitory Authority of the State of New York (Beverwyck, Inc.) DN
  (Banque Paribas LOC) (P-1)**
 2.50%...........................................  02/07/99   5,700    5,700,000
 Dormitory Authority of the State of New York (Cornell University)
  Series 1990B DN
  (SP-1+, VMIG-1)**
 3.20%...........................................  02/01/99   1,100    1,100,000

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

 Dormitory Authority of the State of New York (Metropolitan Museum
  of Art) Series 1993A DN (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99 $ 1,615 $  1,615,000
 Dormitory Authority of the State of New York
  (St. Francis Center at the Knolls, Inc.) Series 1994 DN (Banque
  Paribas LOC) (P-1)**
 3.30%...........................................  02/01/99   2,500    2,500,000
 Franklin County IDA Civic Facility RB (Paul Smith's College
  Project) Series 1998 DN (Key Corporation Bank, N.A. LOC)**
 2.80%...........................................  02/07/99   4,475    4,475,000
 Long Island Power Authority Electric System RB DN (Westdeutsche
  Landesbank Girozentrale LOC) (A-1+, VMIG-1)**
 2.65%...........................................  02/07/99   5,300    5,300,000
 Long Island Power Authority Electric System RB
  Series 2 DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+,
  VMIG-1)**
 2.50%...........................................  02/07/99   8,200    8,200,000
 Long Island Power Authority Electric Systems RB Series 6 DN
  (Morgan Guaranty LOC)
  (A-1+, VMIG-1)**
 3.20%...........................................  02/01/99   1,100    1,100,000
 Metropolitan Transportation Authority Transit Facilities RB Series
  1998C DN (FSA Insurance) (A-1+)**
 3.04%...........................................  02/07/99   7,100    7,100,000
 Monroe County IDA (Electronic Navigation Industries) MB
 3.75%...........................................  07/01/99   2,290    2,290,000
 Montgomery County IDRB (Service Merchandise Company) DN (Barclays
  Bank LOC)
  (A-1+, VMIG-1)**
 3.10%...........................................  02/16/99   4,700    4,700,000
 New York City GO Series B DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.20%...........................................  02/01/99     600      600,000
 New York Housing Development Corporation Multifamily Rental
  Housing RB (Columbus Green Project) DN (Federal National Mortgage
  Association) (A-1+)**
 2.45%...........................................  02/07/99   6,300    6,300,000

                              New York Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

NEW YORK (Continued)
 New York Housing Development Corporation Multifamily Rental
  Housing RB (Monterey Project) Series 1997A DN (Federal National
  Mortgage Association) (A-1+)**
 2.45%...........................................  02/07/99 $ 9,000 $  9,000,000
 New York Local Government Assistance Corporation Bonds Series
  1995C DN (Landesbank Hessen-Thuringen LOC) (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99   4,100    4,100,000
 New York Local Government Assistance Corporation Bonds Series
  1995D DN (Societe Generale LOC) (A-1+, VMIG-1)**
 2.50%...........................................  02/07/99   5,380    5,380,000
 New York Local Government Assistance Corporation Bonds Series
  1995F DN (Toronto Dominion LOC) (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99   3,300    3,300,000
 New York Metropolitan Transportation Authority TECP (ABN-AMRO Bank
  N.V. LOC) (A-1+, P-1)
 2.75%...........................................  02/16/99  20,000   20,000,000
 New York State Energy, Research & Development Authority PCRB
  (Brooklyn Gas Facilities Project) Series 1997A DN (MBIA
  Insurance)
  (A-1+, VMIG-1)**
 2.50%...........................................  02/07/99   1,490    1,490,000
 New York State Energy, Research & Development Authority PCRB
  (Central Hudson Gas & Electric Corporation) Series A DN (Morgan
  Guaranty LOC) (A-1+, VMIG-1)**
 2.85%...........................................  02/07/99     500      500,000
 New York State Energy, Research & Development Authority PCRB
  (Lilco Project) Series A MB (Deutsche Bank LOC)
 3.58%...........................................  03/01/99  10,005   10,005,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985A MB
  (Morgan Guaranty LOC) (A-1+, P-1)
 3.58%...........................................  03/15/99   8,000    8,000,000

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985D
  (Union Bank of Switzerland LOC) (A-1+)
 3.00%...........................................  12/01/99 $ 2,065 $  2,065,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1994C DN
  (Morgan Guaranty LOC) (A-1+, VMIG-1)**
 3.20%...........................................  02/01/99   1,200    1,200,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1994D-2 DN
  (NBD Bank Corp LOC) (A-1+, VMIG-1)**
 3.20%...........................................  02/01/99   3,000    3,000,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation) MB DN (Union Bank of
  Switzerland LOC) (A-1+, VMIG-1)**
 3.20%...........................................  02/01/99     600      600,000
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power) DN (Westpac Banking Corp. LOC) (P-1)**
 3.20%...........................................  02/01/99   5,600    5,600,000
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power)
  Series 1985A DN (Toronto Dominion LOC)
  (A-1, VMIG-1)**
 3.20%...........................................  02/01/99   3,400    3,400,000
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power) Series 1985C DN (Canadian Imperial Bank
  LOC) (P-1)**
 3.20%...........................................  02/01/99   1,400    1,400,000
 New York State Housing Finance Agency Multifamily Housing RB
  Series 1988A DN (AMBAC Insurance) (A-1+, VMIG-1)**
 2.85%...........................................  02/07/99     700      700,000
 New York State Housing Finance Agency Service Contract Obligation
  RB Series 1998A DN (Commerzbank LOC) (A-1+, VMIG-1)**
 2.48%...........................................  02/01/99  12,800   12,800,000

                              New York Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

NEW YORK (Continued)
 New York State Housing Finance Authority RB (Normandie Court I)
  Series 1991A DN
  (Societe Generale LOC) (A-1+, VMIG-1)**
 2.50%...........................................  02/07/99 $ 4,700 $  4,700,000
 New York State Housing Finance Authority RB (Related Liberty View
  Project) Series A DN (Federal National Mortgage Association) (A-
  1+)**
 2.45%...........................................  02/07/99   4,400    4,400,000
 New York State IDA Civic Facilities
  (National Audubon Society) Series 1989 DN
  (Swiss Bank LOC) (A-1+, VMIG-1)**
 3.10%...........................................  02/01/99   2,100    2,100,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984A DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99     705      705,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984C DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99   5,775    5,775,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984D DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99     290      290,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984E DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99   1,100    1,100,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984F DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99   1,445    1,445,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984G DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99   1,830    1,830,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984H DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.10%...........................................  02/01/99   1,070    1,070,000

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

 New York State Power Authority Revenue & General Purpose Bonds
  Series 1985 MB (A-1, VMIG-1)
 3.45%...........................................  03/01/99 $15,300 $ 15,300,000
 New York State Thruway Authority General RB DN (FGIC Insurance)
  (VMIG-1)**
 3.20%...........................................  02/01/99     200      200,000
 Rotterdam BAN
 4.00%...........................................  06/18/99   4,655    4,659,175
 Shelter Island Union Free School District TAN
 3.875%..........................................  06/29/99   1,500    1,501,923
 Suffolk County Water Authority DN
  (Bank of Nova Scotia LOC) (VMIG-1)**
 2.45%...........................................  02/07/99   5,100    5,100,000
                                                                    ------------
                                                                     305,116,098
                                                                    ------------
PUERTO RICO--11.5%
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99  10,100   10,100,000
 Puerto Rico Highway & Transportation Authority RB Series X DN
  (Landesbank Hessen-Thuringen LOC) (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99   4,100    4,100,000
 Puerto Rico Highway & Transportation Authority RB Series 1998A DN
  (AMBAC Insurance)
  (A-1+, VMIG-1)**
 2.35%...........................................  02/07/99  10,400   10,400,000
 Puerto Rico Industrial Tourist, Educational, Medical &
  Environmental Control Facilities RB (Ana G. Mendez University
  Systems Project) Series 1998 DN (Banco de Santander LOC) (A-1+)**
 2.20%...........................................  02/07/99   7,700    7,700,000

                              New York Money Fund
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

PUERTO RICO (Continued)
 Puerto Rico Medical, Higher Education & Environmental PCRB (Ana G.
  Mendez Educational Foundation Project) DN (Bank of Tokyo LOC)**
 2.75%...........................................  02/07/99 $ 7,365 $  7,365,000
                                                                    ------------
                                                                      39,665,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $344,781,098*)......................................  99.9%  344,781,098
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.1       496,092
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 345,298,386 Money Shares of capital stock outstanding).... 100.0% $345,277,190
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($345,277,190 / 345,298,386)....................................         $1.00
                                                                          =====

--------
 * Aggregate cost for federal income tax purposes is substantially the same. ** Variable rate demand note--the interest rate shown is as of January 31,
   1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.
  The Moody's Investor's Service, Inc. and Standard & Poor's Ratings Group ratings indicated are believed to be the most recent ratings available at January 31, 1999.

                              New York Money Fund
                           Supplementary Information
                         Maturity Schedule of Portfolio
                                January 31, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $326,265,000                                         94.6%
     31-60 Days                        8,000,000                                          2.3%
   121-150 Days                        6,155,000                                          1.8%
  Over 150 Days                        4,355,000                                          1.3%

                       Average Weighted Maturity--15 days


Investment Abbreviations:

BAN   Bond Anticipation Note
DN    Demand Note
GO    General Obligation
IDA   Industrial Development Authority
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
MB    Municipal Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
TAN   Tax Anticipation Note
TECP  Tax-Exempt Commercial Paper

                See accompanying notes to financial statements.

                              New York Money Fund
                  Municipal Fund for New York Investors, Inc.
                            Statement of Operations
                       Six Months Ended January 31, 1999
                                  (Unaudited)

Investment income:
  Interest income................................................... $5,294,776
                                                                     ----------
Expenses:
  Investment advisory fees..........................................    331,990
  Administration fees...............................................    331,990
  Legal fees........................................................     27,517
  Audit fees........................................................     19,674
  Trustees' fees and expenses.......................................     14,690
  Custodian fees....................................................     39,555
  Transfer agent fees...............................................     17,683
  Printing..........................................................      3,763
  Miscellaneous.....................................................      3,623
                                                                     ----------
                                                                        790,485
  Fees waived by Investment Adviser and Administrators..............   (458,496)
                                                                     ----------
    Total expenses..................................................    331,989
                                                                     ----------
  Net investment income.............................................  4,962,787
Realized gain (loss) on investments:
  Net realized gain on investments sold.............................          0
                                                                     ----------
Net increase in net assets resulting from operations................ $4,962,787
                                                                     ==========

                 See accompanying notes to financial statements

                              New York Money Fund
                  Municipal Fund for New York Investors, Inc.
                      Statements of Changes in Net Assets

                                                    Six Months     Year Ended
                                                      Ended         July 31,
                                                 January 31, 1999     1998
                                                 ---------------- ------------
                                                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income.......................   $  4,962,787   $ 10,947,861
    Net realized gain on investments sold.......            --           3,904
                                                   ------------   ------------
    Net increase in net assets resulting from
     operations.................................      4,962,787     10,951,765
                                                   ------------   ------------
  Dividends to shareholders from net investment
   income:
    Money Shares................................     (4,962,787)   (10,941,581)
    Dollar Shares...............................            --          (6,280)
    Plus Shares.................................            --             --
                                                   ------------   ------------
    Total dividends to shareholders.............     (4,962,787)   (10,947,861)
                                                   ------------   ------------
  Increase in net assets from Fund share
   transactions.................................     27,186,346     47,117,614
                                                   ------------   ------------
    Net increase in net assets..................     27,186,346     47,121,518
Net assets:
  Beginning of period...........................    318,090,844    270,969,326
                                                   ------------   ------------
  End of period.................................   $345,277,190   $318,090,844
                                                   ============   ============

                 See accompanying notes to financial statements

                              New York Money Fund
                  Municipal Fund for New York Investors, Inc.
                             Financial Highlights
             (For a Fund Share Outstanding Throughout Each Period)

                                                               Money Shares
                          --------------------------------------------------------------------------------------
                             Six Months
                               Ended        Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                          January 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 July 31, 1994
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                              --------       --------      --------      --------      --------      --------
Income From Investment
 Operations:
  Net Investment Income.        0.0151         0.0336        0.0334        0.0339        0.0338        0.0226
                              --------       --------      --------      --------      --------      --------
Less Distributions:
  Dividends to
   Shareholders from Net
   Investment Income....       (0.0151)       (0.0336)      (0.0334)      (0.0339)      (0.0338)      (0.0226)
                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of
 Period.................      $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                              ========       ========      ========      ========      ========      ========
Total Return............          3.07%/2/       3.41%         3.39%         3.44%         3.43%         2.29%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........       345,277        318,091       269,821       272,145       246,650       279,483
Ratio of Expenses to
 Average Daily Net
 Assets/1............./.           .20%/2/        .20%         0.20%         0.20%         0.20%         0.20%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.............          2.99%/2/       3.35%         3.34%         3.37%         3.36%         2.28%

--------
/1/Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Money Shares for the six months ended January 31, 1999 and the years ended July 31, 1998, 1997, 1996, 1995 and 1994 were .48%
  (annualized), .48%, .49%, .50%, .49% and .48%, respectively.
/2/Annualized.

                See accompanying notes to financial statements.

                              New York Money Fund
                  Municipal Fund for New York Investors, Inc.
                             Financial Highlights
             (For a Fund Share Outstanding Throughout Each Period)

                                                                  Dollar Shares
                      -----------------------------------------------------------------------------------------------------
                          Six Months
                             Ended           Year Ended     Year Ended      Year Ended       Year Ended       Year Ended
                      January 31, 1999/3/ July 31, 1998/3/ July 31, 1997 July 31, 1996/3/ July 31, 1995/3/ July 31, 1994/3/
                      ------------------- ---------------- ------------- ---------------- ---------------- ----------------
                          (Unaudited)
Net Asset Value,
 Beginning of
 Period.............         $1.00            $   1.00       $   1.00        $   1.00          $1.00           $   1.00
                             -----            --------       --------        --------          -----           --------
Income From
 Investment
 Operations:
  Net Investment
   Income...........           --               0.0303         0.0309          0.0089            --              0.0127
                             -----            --------       --------        --------          -----           --------
Less Distributions:
  Dividends to
   Shareholders from
   Net Investment
   Income...........           --              (0.0303)       (0.0309)        (0.0089)           --             (0.0127)
                             -----            --------       --------        --------          -----           --------
Net Asset Value, End
 of Period..........         $1.00            $   1.00       $   1.00        $   1.00          $1.00           $   1.00
                             =====            ========       ========        ========          =====           ========
Total Return........                              3.16%/2/       3.14%           3.05%/2/        --                1.96%/2/
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)......           --                  --           1,148              20            --                 --
Ratio of Expenses to
 Average Daily Net
 Assets/1........./.           --                  .45%/2/        .45%            .45%/2/        --                0.45%/2/
Ratio of Net
 Investment Income
 to Average Daily
 Net Assets.........           --                 3.11%/2/       3.09%           3.07%/2/        --                1.94%/2/

--------
/1/Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Dollar Shares for the years ended July 31, 1998, 1997, 1996 and 1994 were .73% (annualized), .74%, .75% (annualized) and .73%
  (annualized), respectively.
/2/Annualized.
/3/There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to January 31, 1999.

                See accompanying notes to financial statements.

                              New York Money Fund
                  Municipal Fund for New York Investors, Inc.
                             Financial Highlights
             (For a Fund Share Outstanding Throughout Each Period)

                                                                   Plus Shares
                      -----------------------------------------------------------------------------------------------------
                          Six Months
                             Ended           Year Ended       Year Ended       Year Ended       Year Ended     Year Ended
                      January 31, 1999/3/ July 31, 1998/3/ July 31, 1997/3/ July 31, 1996/3/ July 31, 1995/3/ July 31, 1994
                      ------------------- ---------------- ---------------- ---------------- ---------------- -------------
                          (Unaudited)
Net Asset Value,
 Beginning of
 Period.............         $1.00             $1.00            $1.00            $1.00           $   1.00       $   1.00
                             -----             -----            -----            -----           --------       --------
Income From
 Investment
 Operations:
  Net Investment
   Income...........           --                --               --               --              0.0090         0.0201
                             -----             -----            -----            -----           --------       --------
Less Distributions:
  Dividends to
   Shareholders from
   Net Investment
   Income...........           --                --               --               --             (0.0090)       (0.0201)
                             -----             -----            -----            -----           --------       --------
Net Asset Value, End
 of Period..........         $1.00             $1.00            $1.00            $1.00           $   1.00       $   1.00
                             =====             =====            =====            =====           ========       ========
Total Return........           --                --               --               --                2.69%/2/       2.04%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)......           --                --               --               --                 --             435
Ratio of Expenses to
 Average Daily Net
 Assets/1........./.           --                --               --               --                0.45%/2/       0.45%
Ratio of Net
 Investment Income
 to Average Daily
 Net Assets.........           --                --               --               --                2.64%/2/       2.03%

--------
/1/Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Plus Shares for the years ended July 31, 1995 and 1994 were .73% (annualized) and .73%, respectively.
/2/Annualized.
/3/There were no Plus Shares outstanding during the period from December 2, 1994 to January 31, 1999.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

1. General Information

 Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

 Dollar Shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 Services Plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

 Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State and of New York law on these obligations must be considered.

2. Significant Accounting Policies

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

 Portfolio valuation: Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

 Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

 Dividends and distributions to shareholders: It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

 Federal taxes: No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

 The Company has entered into an Investment Advisory Agreement with BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement.

 Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the Company's average daily net assets.

 PNC Bank serves at the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement. In March 1998, BIMC, assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services were transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee was terminated.

 Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

 BIMC and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

 For the six months ended January 31, 1999, BIMC and the Administrators voluntarily waived fees totaling $458,496.

 PFPC Trust is the Company's custodian and PFPC is the transfer agent.

 No Service Organization fees were paid to affiliates for the six months ended January 31, 1999.

4. Fund Shares

 Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                                                   Six Months         Year
                                                     Ended           Ended
                                                January 31, 1999 July 31, 1998
                                                ---------------- --------------
                                                  (Unaudited)
Sold
 Money shares..................................   $786,502,847   $1,537,268,971
 Dollar shares.................................            --            20,198
 Plus shares...................................            --               --
Issued as reinvestments of dividends
 Money shares..................................         87,178          709,929
 Dollar shares.................................            --            12,482
 Plus shares...................................            --               --
Redeemed
 Money shares..................................   (759,403,679)  (1,489,712,988)
 Dollar shares.................................            --        (1,180,978)
 Plus shares...................................            --               --
                                                  ------------   --------------
 Net increase..................................   $ 27,186,346   $   47,117,614
                                                  ============   ==============

 The authorized capital of the Company consists of 1.4 billion Money Shares, 300 million Dollar Shares and 300 million Plus Shares, each with a par value of $.001 per share.

 On January 31, 1999, three shareholders held approximately 67% of the outstanding shares of New York Money Fund.

5. Capital Loss Carryover

 At July 31, 1998, a capital loss carryover of $19,759, expiring at various times from 2000-2001, was available to offset possible future capital gains.

6. Net Assets

 At January 31, 1999, net assets consisted of the following:

Paid-in capital................................................... $345,296,949
Accumulated net realized loss on investments......................      (19,759)
                                                                   ------------
Total Net Assets.................................................. $345,277,190
                                                                   ============

Trustees
Rodney D. Johnson
  Chairman
G. Nicholas Beckwith
Jerrold B. Harris
Joseph Platt
Robert C. Robb. Jr.
Kenneth L. Urish
Fredrick W. Winter

Investment Adviser
BlackRock Institutional Management Corporation
400 Bellevue Parkway
Wilmington, DE 19809

Co-Administrators
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Distributor
Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Transfer Agent
PFPC Inc.
P.O. Box 8950
Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied of preceded by effective prospectuses for each portfolio of the Company which contains information concerning the investment policies of the portfolios as well as other pertinent information.

                              NEW YORK MONEY FUND

       AN INVESTMENT PORTFOLIO OFFERED BY PROVIDENT INSTITUTIONAL FUNDS

                         PROVIDENT INSTITUTIONAL FUNDS

                              SEMI-ANNUAL REPORT

                               JANUARY 31, 1999